Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstarct]
Schedule of the Option Activity

A summary of the option activity for the years ended December 31, 2025, 2024 and 2023 changes during the period are presented below:

	Number of share options(1)	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value
Outstanding, January 1, 2025	—	—	—
Outstanding, December 31, 2025	—	—	—	—
Exercisable, December 31, 2025	—	—	—	—
Vested, December 31, 2025	—	—	—	—

Outstanding, January 1, 2024	427,060	3.59	9.28
Exercised	(427,060)	1.49		1,436,963
Outstanding, December 31, 2024	—	—	—	—
Exercisable, December 31, 2024	—	—	—	—

Outstanding, January 1, 2023	272,126	21.54	10.83
Granted	403,820	2.68
Exercised	(791)	20.90		—
Modified	(248,095)	21.74
Outstanding, December 31, 2023	427,060	3.59	9.28	—
Exercisable, December 31, 2023	420,157	3.43	9.42	—

(1)      All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.